Inventories (Details) - Schedule of inventories	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventory [Line Items]
Total inventories	¥ 6,841,745	$ 1,073,097	¥ 4,117,807
Holographic Accessories [Member]
Inventory [Line Items]
Total inventories	1,590,495	249,462	3,167,879
Semiconductor [Member]
Inventory [Line Items]
Total inventories	¥ 5,251,250	$ 823,635	¥ 949,928